Call Loans and Securities Purchased under Resale Agreements (Call Loans and Securities Purchased under Resale Agreements) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Call Loans and Securities Purchased under Resale Agreements
Call loans	919,529	[1]	446,142	[1]
Securities purchased under resale or similar arrangements	1,930,000	[2]	1,590,000	[2]
Total	2,849,529		2,036,142

[1]	Call loans are short-term lending among banks and financial institutions, with maturities of 90 days or less for call loans in won currency and 30 days or less for call loans in foreign currencies. Typically, call loans have maturities of one day.
[2]	The Company enters into short-term purchases of securities under agreements to resell substantially identical securities and classified these agreements as secured lending transactions.